DEFERRED INCOME TAXES - Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	$ 13,033	$ 15,848
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	8,988	8,597
Capital loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	2,313	2,303
Tax value over book value of mineral properties [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	1,642	4,995
Tax value over book value of equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	12	12
Tax value over (under) book value of investments and share issue costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	$ 78	$ 59